Junior Subordinated Debentures (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Junior Subordinated Debentures
Junior subordinated debentures	$ 12,887,000	$ 12,887,000
Floating rate	3.65%	5.33%
Debt maturity date	Dec. 15, 2037
Interest paid on the debentures	$ 476,666	$ 694,573
Capital contributions	387,000
Capital securities, principal amount	$ 12,500,000